Liquidity - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 GBP (£)	Feb. 28, 2021 USD ($)	Jul. 31, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Feb. 28, 2021 GBP (£)
Disclosure Of Financial Instruments [Line Items]
Borrowings	£ 8,649			£ 8,649	£ 7,066	£ 4,041
Term Loans
Disclosure Of Financial Instruments [Line Items]
Repayments of term loan at maturity	£ 1,929
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity				5 years
Average centrally managed debt maturity of bonds				9 years 8 months 12 days	8 years 10 months 24 days	9 years 10 months 24 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period	16.80%			16.80%	17.40%	16.40%	16.80%
Borrowing capacity under US commercial paper programme | $							$ 4,000
Borrowing capacity under Euro commercial paper programme	£ 3,000			£ 3,000
Outstanding borrowing capacity under commercial paper programme	1,653			1,653	£ 224
Borrowings capacity									£ 6,000
Repayments of bonds at maturity	500	$ 650
Liquidity Risk | Repayment of Bond at Maturity
Disclosure Of Financial Instruments [Line Items]
Repayments of bonds at maturity			£ 500
Liquidity Risk | 364-day Tranche
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity									3,000
Period of tranche		364 days
New borrowings capacity									2,850
Liquidity Risk | Five Year Tranches
Disclosure Of Financial Instruments [Line Items]
Borrowings capacity									3,000
Period of tranche		5 years
New borrowings capacity									£ 2,850
Liquidity Risk | Bilateral Facilities
Disclosure Of Financial Instruments [Line Items]
Borrowings	£ 900,000			£ 900,000				£ 2,500
Liquidity Risk | Top of Range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period				20.00%
Interest Rate Risk | Fixed Rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt	50.00%			50.00%			50.00%
Ratio of floating to fixed rate borrowings				At 30 June 2021, the relevant ratios of floating* to fixed rate borrowings were 15:85 (30 June 2020: 12:88, 31 December 2020: 7:93) on a net basis.